Income Taxes - Schedule of Income before Income Tax Domestic and Foreign (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ (28,679,087)	$ 2,796,117	$ (61,637,236)	$ (5,806,071)	$ (8,917,510)	$ (8,311,979)
Foreign	(2,058,059)	(2,450,329)	(4,254,813)	(3,932,603)	(5,325,906)	(1,469,642)
(Loss)/Income before income tax expense	$ (30,737,146)	$ 345,788	$ (65,892,049)	$ (9,738,674)	$ (14,243,416)	$ (9,781,621)